PROVISION FOR DISMANTLEMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Discount rate used for calculating provision for dismantlement	5.00%
Provision for dismantlement [member]
Disclosure of other provisions [line items]
At January 1	¥ 54,073	¥ 50,888
New projects	3,465	1,244
Revision	(4,090)	421
Utilization	(1,337)	(440)
Unwinding of discount (note 7)	2,560	2,145
Exchange differences	163	(185)
At December 31	54,834	54,073
Current portion of provision for dismantlement included in other payables and accrued liabilities (note 24)	(675)	(1,180)
At December 31, provision for dismantlement	¥ 54,159	¥ 52,893
Provision for dismantlement [member] | Minimum [member]
Disclosure of other provisions [line items]
Discount rate used for calculating provision for dismantlement		4.00%	4.00%
Provision for dismantlement [member] | Maximum [member]
Disclosure of other provisions [line items]
Discount rate used for calculating provision for dismantlement		5.00%	5.00%